Disclosure of foreign currency risk explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Accounts receivable	$ 863	$ 2,058
Marketable Securities	7,084	0
Loan payable	0	46,305
Convertible Notes	14,853	17,225
Amounts held in Rand [Member]
Statement [Line Items]
Cash	350	1,402
Accounts receivable	802	1,479
Marketable Securities	7,084	0
Accounts payable	3,074	13,294
Amounts held in USD [Member]
Statement [Line Items]
Cash	2,613	1,964
Loan payable	39,465	90,126
Convertible Notes	$ 14,853	$ 17,225